Acquisitions (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified					6 Months Ended	12 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Customer relationships Bucyrus International, Inc.	Jul. 08, 2011 Customer relationships Bucyrus International, Inc.	Dec. 31, 2011 Intellectual property Bucyrus International, Inc.	Jul. 08, 2011 Intellectual property Bucyrus International, Inc.	Dec. 31, 2011 Other Bucyrus International, Inc.	Jul. 08, 2011 Other Bucyrus International, Inc.	Jul. 08, 2011 Final Bucyrus International, Inc.
Acquisitions
Sales					$ 2,524
Profit (loss) before taxes					(403)
Acquired finite-lived intangible assets
Estimated fair value of intangible assets							3,901		2,337		1,489		75	3,901
Weighted-average useful life (in years)					14 years			15 years		12 years		4 years
Goodwill acquired	6,956	6,942	7,080	2,614										4,588
Goodwill, amount tax deductible							500
Pro forma results
Acquisition related costs excluded						373
Nonrecurring expense related to fair value adjustment to acquisition-date inventory excluded						303
Acceleration of stock compensation expense excluded						25
Total Sales and revenues						62,281
Profit						$ 5,401
Profit per common share (in dollars per share)						$ 8.37
Profit per common share diluted (in dollars per share)						$ 8.11